Shareholder Report, Holdings (Details) - C000031584	Jun. 30, 2024
61747C707
Holdings [Line Items]
Percent of Net Asset Value	27.90%
023586506
Holdings [Line Items]
Percent of Net Asset Value	7.00%
58933Y105
Holdings [Line Items]
Percent of Net Asset Value	6.50%
00287Y109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
26441C204
Holdings [Line Items]
Percent of Net Asset Value	5.00%
65339F101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
020002101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
125896100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
00206R102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
002824100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	67.40%
InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	27.90%
InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.50%